Events Occurring After the Reporting Date	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Events Occurring After Reporting Date
Events Occurring After the Reporting Date

25. Events Occurring After the Reporting Date

The consolidated financial report was authorized for issue by the board of directors.

We have received conversion notice on 28th April 2025 from Arena Investors, LP ((the “PIPE Investors”) to convert 10% discount convertible debentures for USD 150,000 at USD 0.6758 per share for total of 221,957 shares, which was executed, and shares were transferred on 20th May 2025 based on conversion notices.

The Board approved the conversion of JSKS loan amounting to AUD 4.9million to be converted to 4,452,479 at USD 0.7241 per share, which was executed, and shares were transferred on 22nd May 2025, to meet the Shareholder equity requirement of USD 10,000,000

33 Events Occurring After the Reporting Date

The consolidated financial report was authorised for issue by the board of directors.

No matters or circumstances have arisen since the end of the financial year which significantly affected or could significantly affect the operations of the Company, the results of those operations, or the state of affairs of the Company in future financial years.